DIVESTITURES - Disclosure of Long-Lived Assets Held-for-Sale (Details) - USD ($) $ in Millions	Dec. 02, 2024	Oct. 01, 2024	Jul. 01, 2024	Jun. 02, 2024	Dec. 31, 2023
Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents					$ 320
Accounts receivable, net					880
Inventories, net					574
Other assets, current					189
Fixed assets, net					246
Intangible assets, net					138
Goodwill					2,478
Operating lease right-of-use assets					160
Other assets					108
Total assets held for sale					5,093
Accounts payable					447
Accrued liabilities					594
Long-term debt, including current portion					8
Future pension and post-retirement obligations					210
Future income tax obligations					21
Operating lease liabilities					132
Other long-term liabilities					38
Total liabilities held for sale					1,450
Disposal Group, Held-for-sale, Not Discontinued Operations | Access Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents					6
Accounts receivable, net					104
Inventories, net					31
Other assets, current					5
Fixed assets, net					13
Intangible assets, net					53
Goodwill					1,498
Operating lease right-of-use assets					13
Other assets					10
Total assets held for sale					1,733
Accounts payable					20
Accrued liabilities					74
Long-term debt, including current portion					0
Future pension and post-retirement obligations					0
Future income tax obligations					2
Operating lease liabilities					11
Other long-term liabilities					12
Total liabilities held for sale					119
Disposal Group, Held-for-sale, Not Discontinued Operations | Industrial Fire
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents					20
Accounts receivable, net					101
Inventories, net					65
Other assets, current					46
Fixed assets, net					22
Intangible assets, net					2
Goodwill					439
Operating lease right-of-use assets					28
Other assets					13
Total assets held for sale					736
Accounts payable					39
Accrued liabilities					77
Long-term debt, including current portion					0
Future pension and post-retirement obligations					1
Future income tax obligations					3
Operating lease liabilities					23
Other long-term liabilities					9
Total liabilities held for sale					152
Disposal Group, Held-for-sale, Not Discontinued Operations | Commercial Refrigeration
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents					131
Accounts receivable, net					274
Inventories, net					84
Other assets, current					113
Fixed assets, net					78
Intangible assets, net					0
Goodwill					72
Operating lease right-of-use assets					49
Other assets					44
Total assets held for sale					845
Accounts payable					129
Accrued liabilities					204
Long-term debt, including current portion					8
Future pension and post-retirement obligations					203
Future income tax obligations					4
Operating lease liabilities					40
Other long-term liabilities					3
Total liabilities held for sale					591
Disposal Group, Held-for-sale, Not Discontinued Operations | Commercial and Residential Fire business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents					163
Accounts receivable, net					401
Inventories, net					394
Other assets, current					25
Fixed assets, net					133
Intangible assets, net					83
Goodwill					469
Operating lease right-of-use assets					70
Other assets					41
Total assets held for sale					1,779
Accounts payable					259
Accrued liabilities					239
Long-term debt, including current portion					0
Future pension and post-retirement obligations					6
Future income tax obligations					12
Operating lease liabilities					58
Other long-term liabilities					14
Total liabilities held for sale					$ 588
Discontinued Operations, Disposed of by Sale | Access Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents				$ 82
Accounts receivable, net				90
Inventories, net				43
Other assets, current				6
Fixed assets, net				18
Intangible assets, net				53
Goodwill				1,467
Operating lease right-of-use assets				16
Other assets				8
Total assets held for sale				1,783
Accounts payable				54
Accrued liabilities				80
Operating lease liabilities				17
Other long-term liabilities				10
Total liabilities held for sale				$ 161
Discontinued Operations, Disposed of by Sale | Industrial Fire
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 40
Accounts receivable, net			93
Inventories, net			73
Other assets, current			55
Fixed assets, net			24
Intangible assets, net			2
Goodwill			452
Operating lease right-of-use assets			24
Other assets			2
Total assets held for sale			765
Accounts payable			43
Accrued liabilities			65
Operating lease liabilities			24
Other long-term liabilities			6
Total liabilities held for sale			$ 138
Discontinued Operations, Disposed of by Sale | Commercial Refrigeration
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 121
Accounts receivable, net		217
Inventories, net		99
Other assets, current		155
Fixed assets, net		84
Intangible assets, net		10
Goodwill		72
Operating lease right-of-use assets		48
Other assets		46
Total assets held for sale		852
Accounts payable		124
Accrued liabilities		154
Operating lease liabilities		49
Other long-term liabilities		213
Total liabilities held for sale		$ 540
Discontinued Operations, Disposed of by Sale | Commercial and Residential Fire business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 64
Accounts receivable, net	422
Inventories, net	408
Other assets, current	26
Fixed assets, net	127
Intangible assets, net	81
Goodwill	449
Operating lease right-of-use assets	66
Other assets	29
Total assets held for sale	1,672
Accounts payable	195
Accrued liabilities	153
Operating lease liabilities	66
Other long-term liabilities	24
Total liabilities held for sale	$ 438